Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfiiintsmcp-20151009_SupplementTextBlock

John Hancock Funds II
Supplement dated October 9, 2015 to the current Class NAV prospectus

International Small Cap Fund (the fund)

The name of the benchmark in the Average annual total returns table for the fund is S&P Citigroup Global ex US <$2 Billion Index.

| (John hancock International Small Cap Fund)
Prospectus:	rr_ProspectusTable
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The name of the benchmark in the Average annual total returns table for the fund is S&P Citigroup Global ex US <$2 Billion Index.